Schedule of Concentration Risk of Total Fleet Gross Accounts Receivable (Detail) - Gross Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	37.70%	16.60%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	16.70%	7.70%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	11.60%	12.00%